OPERATING SEGMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Concentrate operations	37.00%	38.00%	38.00%
Finished products operations	63.00%	62.00%	62.00%
Sales Revenue Net Percentage	100.00%	100.00%	100.00%
Sales Revenue, Goods, Net	$ 44,294	$ 45,998	$ 46,854
Property, Plant and Equipment, Net	12,571	14,633	14,967
United States
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net	20,360	19,763	19,820
Property, Plant and Equipment, Net	8,266	8,683	8,841
International
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net	23,934	26,235	27,034
Property, Plant and Equipment, Net	$ 4,305	$ 5,950	$ 6,126